Summary of Amounts Arising from Insurance Contracts (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of amounts arising from insurance contracts [abstract]
Ceding commissions paid and netted against fee income	$ 94	$ 97